Item 1: Schedule of Investments


 T. Rowe Price International Equity Index Fund
 Unaudited January 31, 2005
 PORTFOLIO OF INVESTMENTS (1) ++                       Shares        Value
 (Cost and value in $ 000s)

 EUROPE/FAR EAST  1.7%
 Common Stocks  1.7%
 iShares MSCI EAFE (USD)                               7,356         1,156

 Total Europe/Far East (Cost $1,091)                                 1,156

 EUROPE/FOREIGN  0.4%
 Common Stocks  0.4%
 iShares MSCI EMU (USD)                                3,500         249

 Total Europe/Foreign (Cost $214)                                    249

 AUSTRALIA  5.2%
 Common Stocks  5.2%
 Adelaide Bank *                                       482           4

 Adelaide Brighton *                                   521           1

 Alinta *                                              1,708         12

 Alumina *                                             7,764         37

 Amcor *                                               5,918         33

 AMP Limited *                                         12,322        73

 Ansell Limited *                                      1,118         8

 APN News & Media                                      664           3

 Aristocrat Leisure *ss.                               3,231         28

 Austereo Group *                                      1,422         2

 Australand Property Group                             3,157         4

 Australia & New Zealand Banking                       12,790        204

 Australian Foundation Investment *                    6,118         17

 Australian Gas Light *                                3,102         33

 Australian Pharmaceutical Industries                  883           2

 Australian Stock Exchange *ss.                        544           9

 AWB                                                   1,817         7

 AXA Asia Pacific *                                    8,089         26

 Bank of Queensland *                                  540           4

 Bendigo Bank *                                        742           6

 BHP Billiton                                          26,564        339

 Billabong International *                             899           8

 Bluescope Steel *                                     5,077         37

 Boral *                                               3,922         22

 Brambles Industries ss.                               6,518         37

 Brickworks *                                          575           5

 Burns, Philip & Company *                             10,903        7

 Caltex Australia *                                    892           8

 Centro Properties Group                               4,180         17

 CFS Gandel Retail Trust, Equity Units                 7,589         9

 Challenger Financial Services Group *                 2,305         6

 Coca Cola Amatil *                                    3,541         22

 Cochlear Limited *                                    278           6

 Coles Myer *                                          8,218         59

 Commonwealth Bank of Australia *                      8,909         232

 Computershare *                                       3,272         15

 Corporate Express Australia *                         886           4

 CSL Limited *                                         1,345         32

 CSR                                                   6,174         12

 Downer EDI *                                          1,133         5

 Envestra                                              2,638         2

 Flight Centre *                                       467           6

 Foodland Associated *                                 777           15

 Foster's Group *                                      13,458        54

 Futuris *                                             3,462         6

 General Property Trust, Equity Units                  13,630        41

 Gunns *                                               2,353         8

 GWA International *                                   1,182         3

 Harvey Norman                                         4,866         11

 Hills Motorway Group                                  1,043         10

 Iluka Resources *                                     1,120         5

 Incitec Pivot                                         68            1

 Insurance Australia Group *ss.                        10,814        55

 iShares MSCI Australia (USD)                          2,700         45

 James Hardie Industries                               2,570         14

 John Fairfax *                                        1,397         5

 Leighton Holdings *                                   696           7

 Lend Lease                                            2,461         26

 Lion Nathan                                           2,332         15

 Macquarie Airports                                    3,267         9

 Macquarie Bank                                        1,471         56

 Macquarie Goodman Management                          527           2

 Macquarie Infrastructure Group                        13,092        39

 Mayne Group *                                         3,986         14

 Metcash Trading                                       1,643         4

 Minara Resources *                                    1,346         2

 Mirvac                                                5,688         21

 National Australia Bank                               10,873        250

 National Foods                                        1,928         9

 Newcrest Mining *                                     2,214         29

 Novogen Limited *                                     374           2

 Nufarm *                                              890           7

 OneSteel *                                            2,950         6

 Orica                                                 1,831         27

 Origin Energy *                                       4,550         25

 Oxiana *                                              6,865         5

 Pacifica Group *                                      329           1

 Paperlinx *ss.                                        2,360         8

 Patrick Corporation                                   4,355         21

 Perpetual Trust Australia *                           255           13

 Promina Group *                                       6,427         27

 Publishing & Broadcasting *                           699           9

 Qantas Airways *                                      5,323         15

 QBE Insurance *ss.                                    4,966         59

 Rinker Group                                          6,376         55

 Rio Tinto *ss.                                        2,572         86

 Rural Press *                                         345           3

 Santos *ss.                                           4,453         32

 SFE Corporation *ss.                                  771           6

 Sigma *                                               1,029         7

 Simsmetal Group *                                     486           7

 Smorgon Steel Group *                                 3,843         4

 Sonic Healthcare *                                    1,669         14

 Southcorp *                                           4,329         15

 Southern Cross Broadcasting *                         318           4

 Spotless Group *                                      1,074         4

 St. George Bank                                       3,446         66

 Stockland                                             8,594         39

 Suncorp Metway *                                      3,538         51

 Tabcorp *                                             3,480         48

 Telstra *                                             14,693        56

 Ten Network Holdings                                  2,623         8

 Toll Holdings *                                       2,149         22

 Transurban                                            3,137         20

 UNiTAB *                                              927           9

 Virgin Blue Holdings *                                1,194         2

 Washington H. Soul Pattinson & Company *              694           6

 Wesfarmers *                                          2,590         79

 West Australian Newspapers *                          365           2

 Westfield Group *ss.                                  11,242        149

 Westpac Banking                                       12,493        186

 WMC Resorces *                                        7,773         43

 Woodside Petroleum *                                  3,346         54

 Woolworths *ss.                                       6,948         79

                                                                      3,540

 Preferred Stocks  0.0%
 Rural Press *                                         297           2

                                                                     2

 Total Australia (Cost $2,629)                                       3,542

 AUSTRIA  0.3%
 Common Stocks  0.3%
 Bank Austria Creditanstalt *                          306           27

 Dest Electrizitas, Class A *                          30            6

 Erste Bank *                                          1,247         62

 EVN                                                   76            5

 Immofinanz Immobilien Anlagen *                       1,682         15

 OMV *                                                 99            31

 Telekom Austria *                                     2,503         47

 Wienerberger *ss.                                     515           24

 Total Austria (Cost $148)                                           217

 BELGIUM  1.2%
 Common Stocks  1.2%
 Agfa Gevaert                                          630           21

 Almancora                                             52            4

 Almanij *                                             325           34

 Belgacom *                                            1,294         54

 CNP *                                                 17            4

 Colruyt *                                             62            10

 Delhaize Group *                                      487           36

 Dexia *                                               5,541         124

 Electrabel *                                          283           125

 Fortis                                                6,048         164

 Groupe Bruxelles Lambert *                            402           34

 Interbrew *                                           899           33

 KBC Bank *ss.                                         530           41

 Mobistar *                                            170           15

 RTL Group *                                           161           12

 SES Global GDR *                                      1,749         21

 Solvay                                                278           30

 UCB                                                   562           28

 Umicore *ss.                                          162           14

 Total Belgium (Cost $606)                                           804

 CHINA  0.4%
 Common Stocks  0.4%
 Brilliance China Automotive (HKD) *                   6,000         1

 China Insurance (HKD)                                 2,000         1

 China Merchants Holdings (HKD) *                      6,000         12

 China Mobile (Hong Kong) (HKD) *                      40,000        126

 China Netcom (HKD) *                                  7,500         11

 China Overseas Land (HKD) *                           6,000         1

 China Resources Enterprise (HKD)                      10,000        15

 China Unicom (HKD) *                                  20,000        16

 Citic Pacific (HKD) *                                 6,000         17

 Cnooc (HKD)                                           80,000        43

 Cosco Pacific (HKD) *                                 6,000         12

 Global Bio-chem Technology (HKD) *                    6,000         4

 Guangzhou Investment Company (HKD) *ss.               10,000        1

 Semiconductor Manufacturing International (HKD) *     21,000        4

 Shanghai Industrial Holdings (HKD) *                  14,000        31

 TCL (HKD) *                                           4,000         1

 TCL Communication Technology (HKD) *                  1,600         0

 TPV Technology (HKD) *                                8,000         5

 Total China (Cost $288)                                             301

 DENMARK  0.8%
 Common Stocks  0.8%
 A P Moller-Maersk, Series B *                         10            82

 A P Moller-Maersk *                                   5             41

 Carlsberg, Series B *                                 290           14

 Coloplast, Series B                                   230           12

 Danisco *                                             288           17

 Danske Bank *                                         4,410         129

 Falck A/S *                                           187           2

 H. Lundbeck *                                         553           11

 ISS *                                                 286           16

 Jyske Bank A/S *                                      406           15

 Novo Nordisk, Series B                                1,563         84

 Novozymes, Series B *                                 520           25

 TDC *                                                 1,621         67

 Vestas Wind Systems *                                 1,203         14

 William Demant *                                      146           7

 Total Denmark (Cost $448)                                           536

 FINLAND  1.1%
 Common Stocks  1.1%
 Fortum *                                              2,259         40

 Kone, Class B *                                       268           21

 Metso *                                               490           7

 Nokia                                                 32,310        495

 Outokumpu *                                           882           16

 Sampo, Series A *                                     2,803         37

 SanomaWSOY, Series B *                                183           5

 Stora Enso, Class R *                                 4,379         63

 TeliaSonera *                                         1,303         7

 TietoEnator                                           539           16

 UPM-Kymmene *                                         3,444         73

 Total Finland (Cost $857)                                           780

 FRANCE  9.6%
 Common Stocks  9.6%
 Accor *                                               1,436         63

 Air France *ss.                                       1,347         25

 Alcatel *                                             8,904         128

 Arcelor *                                             3,298         74

 Assurances Generales de France *ss.                   397           30

 Atos Origin *                                         466           30

 Autoroutes du Sud de la France *                      463           25

 AXA                                                   12,556        305

 BNP Paribas ss.                                       6,130         443

 Bouygues                                              1,678         66

 Cap Gemini *ss.                                       908           29

 Carrefour, Rights *                                   4,743         245

 Casino Guichard-Perrachon *ss.                        249           20

 Christian Dior                                        504           32

 Ciments Francais *                                    76            7

 CNP Assurances *                                      276           20

 Compagnie de Saint-Gobain ss.                         2,408         149

 Credit Agricole ss.                                   4,084         122

 Dassault Systemes *                                   390           18

 Essilor International *                               687           49

 Eurazeo *                                             156           13

 Euronext *                                            848           27

 European Aeronautic Defense & Space *ss.              2,238         69

 France Telecom *                                      12,819        403

 Gecina *ss.                                           207           21

 Groupe Danone ss.                                     1,782         166

 Imerys *                                              213           18

 JC Decaux *ss.                                        470           13

 Klepierre *                                           123           11

 L'Air Liquide *                                       757           130

 L'Oreal ss.                                           2,252         169

 Lafarge ss.                                           1,187         123

 Lagardere S.C.A. *                                    974           74

 LVMH ss.                                              2,446         170

 Michelin *                                            709           46

 Natexis Banques Populaires *                          70            9

 Pernod-Ricard ss.                                     491           70

 Peugeot *ss.                                          1,265         79

 Pinault Printemps Redoute *                           637           67

 Publicis *ss.                                         1,019         32

 Renault *ss.                                          1,483         121

 Rexel *                                               136           7

 Sagem *ss.                                            474           10

 Sanofi-Aventis ss.                                    7,129         532

 Schneider Electric, Series A ss.                      1,614         124

 Snecma *                                              763           18

 Societe BIC                                           270           15

 Societe Generale ss.                                  2,960         295

 Societe Television Francaise 1 ss.                    1,115         36

 Sodexho Alliance ss.                                  797           24

 STMicroelectronics                                    4,679         78

 Suez *ss.                                             6,696         181

 Technip                                               120           20

 Thales *ss.                                           458           21

 Thomson ss.                                           1,818         46

 Total ss.                                             4,383         943

 Unibail ss.                                           309           37

 Valeo *                                               553           23

 Veolia Environnement *ss.                             2,794         100

 Vinci ss.                                             585           84

 Vivendi Universal *                                   7,123         225

 Total France (Cost $5,692)                                          6,530

 GERMANY  6.9%
 Common Stocks  6.7%
 Adidas-Salomon *                                      297           45

 Allianz                                               2,658         316

 Altana *                                              453           27

 AMB *                                                 71            6

 BASF *                                                3,893         266

 Bayer                                                 4,871         159

 Bayerische Hypo-und Vereinsbank *                     3,790         84

 Beiersdorf, Series A *                                109           12

 BMW *                                                 2,076         87

 Celesio *ss.                                          227           18

 Commerzbank *                                         3,112         66

 Continental *                                         951           66

 DaimlerChrysler *                                     6,956         317

 Degussa *ss.                                          182           8

 DEPFA Bank                                            2,348         41

 Deutsche Bank                                         3,767         321

 Deutsche Boerse *                                     746           46

 Deutsche Lufthansa *                                  1,526         21

 Deutsche Post *                                       3,080         72

 Deutsche Postbank *                                   456           21

 Deutsche Telekom *                                    21,825        473

 E.On                                                  4,800         431

 Fresenius *                                           38            4

 Fresenius Medical Care *                              229           19

 Hannover Rueckversicherung *                          386           15

 Heidelberger Druckmaschinen *                         446           15

 Heidelberger Zement *                                 320           22

 Henkel *                                              213           18

 Hypo Real Estate *                                    903           36

 Infineon Technologies *                               4,994         46

 Karstadt *ss.                                         564           5

 Lanxess *                                             487           9

 Linde *                                               604           38

 MAN *                                                 977           40

 Merck KGaA *                                          100           7

 METRO *                                               1,121         59

 MLP *                                                 436           8

 Munich Re *                                           1,514         173

 Puma *                                                86            21

 RWE *                                                 2,660         154

 SAP                                                   1,580         246

 Schering *                                            1,335         90

 Siemens ss.                                           6,180         491

 Suedzucker *                                          435           9

 T-Online International *                              1,593         19

 ThyssenKrupp ss.                                      2,576         55

 TUI *                                                 1,143         27

 Volkswagen *                                          1,659         80

                                                                     4,609

 Preferred Stocks  0.2%
 Fresenius *                                           149           15

 Fresenius Medical Care *                              122           7

 Henkel (Non-voting shares) *                          491           44

 Porsche ss.                                           62            41

 Wella AG                                              82            8

                                                                     115

 Total Germany (Cost $4,192)                                         4,724

 GREECE  0.5%
 Common Stocks  0.5%
 Alpha Bank *                                          1,644         56

 Bank of Piraeus *                                     1,367         25

 Coca-Cola Hellenic Bottling *                         659           16

 Commercial Bank of Greece *                           437           14

 Cosmote *                                             870           16

 EFG Eurobank Ergasias                                 1,553         50

 Greek Organization of Football Prognostics            1,110         30

 Hellenic Petroleum *                                  812           9

 Hellenic Telecommunications Organization *            2,463         44

 National Bank of Greece                               1,656         56

 Public Power *                                        810           24

 Titan Cement *                                        360           12

 Total Greece (Cost $251)                                            352

 HONG KONG  2.1%
 Common Stocks  2.1%
 Asia Aluminum Holdings                                8,000         1

 Asia Satellite Telecommunications *                   500           1

 ASM Pacific Technology *                              1,500         6

 Bank of East Asia *                                   10,000        30

 Beijing Enterprises Holdings *                        2,000         3

 BOC Hong Kong *                                       28,500        52

 Cafe De Coral                                         2,000         2

 Cathay Pacific Airways *                              8,000         14

 Chaoda Modern Agriculture ss.                         6,100         2

 Cheung Kong Holdings                                  12,000        110

 Cheung Kong Infrastructure Holdings *                 4,000         12

 China Everbright *ss.                                 2,000         1

 China National Aviation *                             4,000         1

 China Resources Power Holdings *                      4,000         2

 China Travel International Investment *               10,000        3

 CITIC International Financial *                       12,000        5

 CLP                                                   12,200        69

 CNPC Hong Kong *                                      10,000        2

 COFCO International *                                 2,000         1

 Dah Sing Financial *ss.                               800           6

 Dairy Farm International (USD) *                      4,500         10

 Denway Motors *                                       36,000        13

 Esprit Holdings                                       6,000         35

 First Pacific *                                       12,000        4

 Fountain Set Holdings                                 2,000         1

 Giordano *                                            8,000         5

 Great Eagle *                                         2,000         5

 Guangdong Investment *                                10,000        3

 Guoco Group *                                         1,000         10

 Hang Lung Development                                 6,000         10

 Hang Lung Properties                                  13,000        19

 Hang Seng Bank                                        5,100         69

 Henderson Investor                                    7,000         10

 Henderson Land Development                            5,000         24

 Hengan International Group *                          4,000         2

 Hong Kong & China Gas *                               28,930        60

 Hong Kong & Shanghai Hotels *                         5,000         4

 Hong Kong Aircraft Engineering *                      400           2

 Hong Kong Electric *                                  10,500        47

 Hong Kong Exchanges & Clearing *                      8,000         20

 Hong Kong Land (USD) *                                12,000        28

 Hopewell Highway Infrastructure *                     3,500         3

 Hopewell Holdings *                                   6,000         15

 Hung Hing Printing Group                              2,000         1

 Hutchison Harbour Ring *                              6,000         1

 Hutchison Whampoa *                                   23,000        210

 Hysan Development *                                   5,000         10

 i-Cable Communication *                               2,200         1

 Industrial & Commercial Bank of China *               3,000         4

 Interchina Holdings *                                 10,000        0

 International Bank of Asia *                          2,000         1

 iShares MSCI Hong Kong (USD)                          2,000         23

 Jardine Matheson (USD) *                              2,000         33

 Jardine Strategic (USD) *                             2,000         16

 JCG Holdings *                                        2,000         2

 Johnson Electric                                      10,500        10

 Kerry Properties *                                    2,500         5

 Kingboard Chemical, Warrants, 12/31/06 *              200           0

 Kingboard Chemical Holdings                           3,000         7

 Kowloon Motor Bus Holdings *                          2,000         10

 Lee & Man Paper Manufacturing *                       2,000         1

 Legend                                                16,000        4

 Li & Fung                                             14,000        23

 Liu Chong Hing Bank *                                 1,000         2

 Mandarin Oriental International (USD) *               6,000         5

 MTR *                                                 10,500        17

 New World Development                                 17,000        17

 Next Media *                                          2,000         1

 NWS Holdings                                          5,000         7

 Oriental Press Group *                                2,000         1

 PCCW Limited                                          27,200        15

 SCMP Group *                                          6,000         3

 Shangri-La Asia *                                     8,000         11

 Shenzhen International *                              22,500        1

 Shenzhen Investment *                                 2,000         0

 Shun Tak Holdings *ss.                                10,000        9

 Sino Land                                             12,000        11

 Skyworth Digital Holdings *                           6,000         2

 Smartone Telecommunications                           1,000         1

 Sun Hung Kai Properties                               12,000        112

 Swire Pacific, Series A *                             6,500         51

 Swire Pacific, Series B *                             7,500         11

 Techtronic Industries *ss.                            9,000         20

 Television Broadcast *                                2,000         10

 Texwinca Holdings                                     4,000         4

 Tingyi Holding *                                      14,000        3

 Wharf                                                 8,000         26

 Wheelock                                              4,000         6

 Wing Hang Bank *                                      1,500         10

 Wing Lung Bank *                                      600           4

 Yue Yuen Industrial *                                 5,500         14

 Total Hong Kong (Cost $1,288)                                       1,458

 IRELAND  0.8%
 Common Stocks  0.8%
 Allied Irish Banks *                                  5,964         119

 Anglo Irish Bank                                      2,453         60

 Bank of Ireland (Dublin Listing)                      6,703         106

 CRH                                                   3,596         95

 Elan *                                                2,807         74

 Irish Life & Permanent                                1,941         35

 Kerry Group *                                         1,011         24

 Total Ireland (Cost $410)                                           513

 ITALY  4.4%
 Common Stocks  4.4%
 AEM *                                                 6,298         14

 Alleanza Assicurazioni                                2,933         40

 Assicurazioni Generali *                              8,843         293

 Autogrill *                                           883           14

 Autostrade *                                          1,909         55

 Banca Antonveneta *ss.                                1,879         49

 Banca Carige *                                        3,335         13

 Banca Fideuram *                                      1,914         10

 Banca Intesa                                          30,760        143

 Banca Lombarda *                                      2,191         29

 Banca Monte dei Paschi di Siena *                     7,871         25

 Banca Popol Emilia Romagna                            472           24

 Banca Popolare di Lodi *                              1,992         23

 Banche Poplari Unite *                                2,229         46

 Banco Popolare di Verona e Novara                     2,469         47

 Benetton *                                            504           7

 BNL *ss.                                              14,972        40

 Bulgari *                                             1,025         13

 Capitalia *                                           10,990        50

 Edison *                                              8,584         17

 Enel                                                  31,534        297

 ENI S.p.A.                                            20,804        507

 Fiat *ss.                                             4,169         35

 FinecoGroup *                                         1,548         13

 Finmeccanica *                                        41,927        39

 Fondiaria-Sai *ss.                                    669           17

 Gruppo Editoriale L'Espresso *ss.                     1,394         8

 Ifil (Ordinary shares) *                              3,595         17

 Italcementi *                                         870           15

 Italcementi-RNC *                                     382           5

 Luxottica Group                                       943           20

 Mediaset                                              3,937         55

 Mediobanca                                            2,597         44

 Mediolanum                                            1,415         10

 Pirelli *ss.                                          16,051        23

 RAS *                                                 2,237         51

 RCS MediaGroup *                                      3,530         21

 Saipem *                                              2,550         32

 San Paolo IMI *                                       7,670         107

 Seat Pagine Gialle *ss.                               26,072        11

 Snam Rete Gas *                                       6,782         40

 Telecom Italia *                                      80,740        321

 Telecom Italia Mobile                                 8,456         59

 Telecom Italia-RNC                                    28,539        92

 Terna *                                               6,930         19

 UniCredito Italiano                                   37,923        209

 Unipol *                                              811           4

                                                                     3,023

 Preferred Stocks  0.0%
 Unipol *                                              2,840         10

                                                                     10

 Total Italy (Cost $2,512)                                           3,033

 JAPAN  20.1%
 Common Stocks  20.1%
 ABC Mart *                                            100           2

 ACOM *ss.                                             440           31

 Advantest *                                           400           33

 AEON *                                                3,100         52

 AEON Credit Service *ss.                              200           14

 AIFUL                                                 250           28

 Aioi Insurance *                                      4,000         18

 Aisin Seiki *                                         1,000         24

 Ajinomoto *                                           4,000         48

 Alfresa Holdings *ss.                                 100           4

 All Nippon Airways *ss.                               9,000         34

 ALPS ELECTRIC *ss.                                    1,000         14

 Amada *ss.                                            2,000         12

 Anritsu *                                             1,000         8

 Aoyama Trading *                                      400           11

 Arisawa Manufacturing *                               100           4

 Asahi Breweries                                       2,000         25

 Asahi Glass                                           6,000         63

 Asahi Kasei *                                         7,000         35

 Asatsu-DK ss.                                         300           9

 ASKUL *                                               100           5

 Autobacs Seven *ss.                                   200           6

 Awa Bank *                                            2,000         13

 Bandai *                                              400           9

 Bank of Fukuoka *ss.                                  3,000         19

 Bank of Kyoto *ss.                                    2,000         17

 Bank of Nagoya *                                      2,000         13

 Bank of Yokohama *                                    6,000         38

 Benesse ss.                                           500           18

 Bosch Automotives Systems ss.                         1,000         5

 Bridgestone                                           4,000         78

 Brother Industries *                                  2,000         19

 Calsonic Kansei *                                     1,000         7

 Canon                                                 6,000         312

 Canon Sales                                           1,000         16

 Casio Computer *ss.                                   1,000         14

 Central Glass *ss.                                    1,000         7

 Central Japan Railway ss.                             5             40

 Chiba Bank *ss.                                       4,000         26

 Chiyoda *                                             1,000         8

 Chubu Electric *ss.                                   3,700         88

 Chugai Pharmaceutical                                 1,900         30

 Chugoku Electric Power *                              1,500         28

 Circle K Sunkus *                                     200           5

 Citizen Watch *                                       2,000         18

 Coca-Cola West Japan ss.                              300           7

 Cosmo Oil *                                           3,000         9

 Credit Saison                                         1,200         41

 CSK *ss.                                              400           18

 Dai Nippon Printing                                   4,000         63

 Daicel Chemical Industries *                          2,000         11

 Daido Steel *ss.                                      2,000         7

 Daiei *                                               1,500         4

 Daihatsu Motor *                                      1,000         8

 Daiichi Pharmaceutical *                              1,500         35

 Daikin Industries                                     1,000         27

 Daimaru *ss.                                          1,000         9

 Dainippon Ink & Chemicals *                           9,000         23

 Dainippon Pharmaceutical *                            1,000         10

 Dainippon Screen *                                    1,000         6

 Daishi Bank *                                         2,000         9

 Daito Trust Construction ss.                          700           32

 Daiwa House Industry *                                2,000         23

 Daiwa Securities                                      8,000         54

 Denki Kagaku Kogyo Kabushiki Kaisha *                 3,000         10

 Denso *                                               2,900         75

 Dentsu *                                              9             23

 Diamond Lease *                                       100           4

 Disco Corporation *ss.                                100           5

 Don Quijote *                                         100           5

 Dowa Mining *ss.                                      2,000         14

 East Japan Railway *                                  20            108

 Ebara Corp. *                                         1,000         5

 Eisai *                                               1,200         39

 Ezaki Glico *                                         1,000         8

 FamilyMart *                                          400           13

 Fanuc ss.                                             1,200         81

 Fast Retailing *                                      400           27

 Fuji Electric *ss.                                    5,000         14

 Fuji Fire & Marine *                                  1,000         3

 Fuji Heavy Industries *ss.                            4,000         19

 Fuji Photo Film *                                     3,000         109

 Fuji Soft ABC *                                       200           7

 Fuji Television Network *                             2             4

 Fujikura *ss.                                         2,000         9

 Fujisawa Pharmaceutical                               2,000         51

 Fujitsu *ss.                                          10,000        58

 Fukui Bank *                                          1,000         4

 Fukuyama Transporting *                               1,000         4

 Funai Electric ss.                                    100           11

 Furukawa Electric *                                   3,000         16

 Futaba *ss.                                           200           5

 Global Media Online ss.                               100           2

 Goodwill Group ss.                                    3             8

 Gunma Bank *                                          3,000         18

 Gunze Limited *                                       1,000         5

 Hachijuni Bank *                                      3,000         21

 Hamamatsu Photonics *                                 300           7

 Hankyu *ss.                                           6,000         24

 Hankyu Department Stores *                            1,000         8

 Hanshin Electric Railway *                            2,000         7

 Heiwa                                                 700           12

 Hikari Tsushin                                        100           8

 Hino Motors *ss.                                      2,000         14

 Hirose Electric *                                     200           21

 Hiroshima Bank *                                      3,000         16

 Hitachi *                                             17,000        114

 Hitachi Cable *                                       1,000         5

 Hitachi Capital *ss.                                  300           6

 Hitachi Chemical *                                    600           10

 Hitachi Construction Machinery *                      400           6

 Hitachi High-Technologies *                           200           3

 Hitachi Information Systems *                         100           3

 Hitachi Metals *                                      1,000         7

 Hokkaido Electric Power *                             1,100         22

 Hokkoku Bank *                                        2,000         9

 Hokugin Financial Group *                             15,000        40

 Hokuriku Electric Power *ss.                          1,200         22

 Honda *                                               4,900         257

 House Foods *                                         300           4

 Hoya                                                  500           51

 Hyakujushi Bank *                                     2,000         13

 Ibiden *                                              500           9

 INPEX *                                               4             20

 Invoice *                                             19            3

 Isetan *ss.                                           1,200         14

 iShares MSCI Japan (USD)                              15,500        164

 Ishikawajima Harima Heavy Industries *                6,000         9

 Isuzu Motors *ss.                                     4,000         12

 Ito *ss.                                              200           11

 Ito-Yokado *                                          2,000         80

 Itochu *                                              8,000         38

 Itochu Techno-Science *                               200           8

 Iyo Bank *                                            2,000         17

 Izumi *ss.                                            100           2

 Jafco *ss.                                            200           14

 Japan Airlines System *                               4,000         12

 Japan Petroleum Exploration *                         100           4

 Japan Tobacco                                         6             64

 JFE Holdings *ss.                                     2,900         80

 JGC *ss.                                              1,000         10

 Joyo Bank *                                           4,000         21

 JSAT *                                                1             3

 JSR ss.                                               1,000         21

 Juroku Bank *                                         2,000         10

 Kagoshima Bank *                                      1,000         7

 Kajima *                                              11,000        49

 Kamigumi *                                            1,000         8

 Kaneka *                                              1,000         11

 Kansai Electric Power *                               4,800         93

 Kansai Paint *ss.                                     1,000         6

 Kao ss.                                               4,000         93

 Katokichi *                                           300           6

 Kawasaki Heavy Industries *                           6,000         10

 Kawasaki Kisen Kaisha *ss.                            5,000         34

 KDDI                                                  21            107

 Keihin Electric Express Railway *                     3,000         19

 Keio Electric Railway *                               3,000         18

 Keyence                                               200           46

 Kikkoman                                              1,000         10

 Kinden *                                              1,000         7

 Kinki Nippon Railways *                               9,000         30

 Kirin Beverage                                        100           2

 Kirin Brewery                                         4,000         40

 Kobayashi Pharmaceutical *                            100           3

 Kobe Steel *                                          15,000        24

 Koei *                                                1,300         32

 Kokuyo *                                              500           6

 Komatsu *                                             7,000         52

 Komeri *                                              200           5

 Konami *ss.                                           600           13

 Konica Minolta Holdings *                             2,000         25

 Kose *                                                100           4

 Koyo Seiko *                                          1,000         14

 Kubota *                                              4,000         21

 Kuraray *                                             3,000         28

 Kuraya Sanseido *                                     800           10

 Kurita Water Industries *                             500           8

 Kyocera                                               1,300         93

 Kyowa Hakko Kogyo *                                   2,000         15

 Kyushu Electric Power *                               2,000         40

 Lawson *                                              500           19

 Leopalace21 ss.                                       700           13

 Lion Corp. ss.                                        2,000         11

 Mabuchi Motor ss.                                     200           14

 Makita *ss.                                           1,000         18

 Marubeni *                                            8,000         23

 Marui                                                 2,000         27

 Maruichi Steel Tube *                                 2,000         41

 Matsui Securities                                     200           7

 Matsumotokiyoshi *ss.                                 200           6

 Matsushita Electric Industrial *                      16,000        238

 Matsushita Electric Works                             1,671         15

 Mazda Motor *                                         4,000         13

 Meiji Dairies *ss.                                    1,000         6

 Meiji Seika Kaisha *                                  2,000         9

 Meitec *ss.                                           200           7

 Millea *                                              9             125

 Minebea *ss.                                          2,000         9

 Misumi *ss.                                           100           3

 Mitsubishi                                            8,000         94

 Mitsubishi Chemical *                                 11,000        35

 Mitsubishi Electric *                                 9,000         44

 Mitsubishi Estate ss.                                 6,000         76

 Mitsubishi Gas Chemical *ss.                          2,000         9

 Mitsubishi Heavy Industries *                         23,000        62

 Mitsubishi Logistics *ss.                             1,000         11

 Mitsubishi Materials *ss.                             6,000         14

 Mitsubishi Motor *                                    5,000         7

 Mitsubishi Pharma *                                   1,000         9

 Mitsubishi Rayon *                                    3,000         10

 Mitsubishi Securities *ss.                            1,000         10

 Mitsubishi Tokyo Financial                            23            218

 Mitsui *                                              7,000         65

 Mitsui Chemical *                                     4,000         23

 Mitsui Engineering & Shipbuilding *ss.                3,000         5

 Mitsui Fudosan ss.                                    5,000         62

 Mitsui Mining & Smelting *                            4,000         19

 Mitsui O.S.K. Lines *                                 6,000         37

 Mitsui Sumitomo Insurance *                           10,000        88

 Mitsui Trust ss.                                      4,000         42

 Mitsukoshi *ss.                                       2,000         10

 Mitsumi Electric *                                    400           4

 Mizuho Financial Group *                              59            285

 Mizuho Investors Securities *                         3,000         6

 Mizuho Trust & Banking ss.                            14,000        28

 Mochida Pharmaceutical *                              1,000         6

 Murata Manufacturing                                  1,600         83

 Musashino Bank *                                      100           5

 Nagoya Railroad *ss.                                  4,000         14

 Namco *ss.                                            400           5

 NEC                                                   10,000        57

 NEC Electronics *                                     100           5

 Net One Systems *                                     2             8

 NGK Insulators *                                      2,000         20

 NGK Spark Plug *                                      1,000         10

 NHK Spring *ss.                                       1,000         7

 Nichicon *                                            200           3

 Nichirei Corp. *ss.                                   1,000         4

 Nidec                                                 200           22

 Nikko Cordial *                                       8,000         38

 Nikon *                                               2,000         26

 Nintendo *                                            700           79

 Nippon Broadcasting System *                          30            2

 Nippon Electric Glass *                               1,000         13

 Nippon Electric Glass (Deferred Settlement) **        1,000         13

 Nippon Express *ss.                                   5,000         24

 Nippon Kayaku                                         1,000         6

 Nippon Light Metal *ss.                               2,000         5

 Nippon Meat Packer *                                  1,000         14

 Nippon Mining Holdings *                              4,500         23

 Nippon Oil *                                          8,000         55

 Nippon Paint *                                        1,000         4

 Nippon Sheet Glass *                                  2,000         9

 Nippon Shokubai *                                     1,000         9

 Nippon Steel *                                        34,000        82

 Nippon Telegraph & Telephone *                        34            143

 Nippon Television Network *                           30            5

 Nippon Unipac *ss.                                    5             22

 Nippon Yusen *ss.                                     6,000         33

 Nipponkoa Insurance *                                 4,000         26

 Nishi-Nippon Bank *ss.                                3,000         12

 Nishi-Nippon Railroad *                               2,000         6

 Nishimatsu *                                          1,000         4

 Nissan Chemical Industries *                          1,000         8

 Nissan Motor                                          15,100        160

 Nissay Dowa General Insurance *                       1,000         5

 Nisshin Seifun Group *                                1,000         11

 Nisshin Steel *                                       5,000         12

 Nisshinbo Industries *                                1,000         8

 Nissin Food Products *                                700           19

 Nitori *                                              50            3

 Nitto Denko *                                         700           37

 NOK *ss.                                              1,000         29

 Nomura                                                13,000        172

 Nomura Research Institute *                           200           20

 NSK *                                                 3,000         16

 NTN *ss.                                              2,000         11

 NTT Data *                                            8             27

 NTT DoCoMo                                            134           233

 Obayashi *                                            4,000         26

 Odakyu Electric Railway *ss.                          4,000         23

 Ogaki Kyoritsu Bank                                   1,000         6

 Oji Paper ss.                                         5,000         28

 Oki Electric Industry *ss.                            3,000         13

 Olympus Optical *                                     1,000         21

 Omron *                                               2,000         48

 Ono Pharmaceutical *                                  600           32

 Onward Kashiyama *                                    1,000         15

 Oracle Japan ss.                                      200           10

 Orient *                                              2,000         6

 Oriental Land *ss.                                    300           20

 Orix                                                  500           66

 Osaka Gas *                                           12,000        36

 Otsuka ss.                                            100           6

 Park24 *ss.                                           200           4

 Pasona *                                              1             3

 Pioneer *ss.                                          900           15

 Privee Zurich Turnaround (Ordinary shares) *          1,000         6

 Promise *                                             550           39

 Q.P. Corporation ss.                                  600           5

 Resona Holdings *                                     26,000        53

 Ricoh *                                               4,000         70

 Rinnai *ss.                                           300           8

 Rohm                                                  700           64

 Ryohin Keikaku *ss.                                   200           10

 Sagami Railway *                                      2,000         7

 San-in Godo Bank *                                    1,000         9

 Sanken Electric *ss.                                  1,000         12

 Sankyo                                                1,900         42

 Sankyo Co. Limited *                                  300           16

 Sankyo Seiki Manufacturer *                           1,000         8

 Santen Pharmaceutical *                               300           7

 Sanyo Electric *ss.                                   10,000        33

 Sanyo Shinpan Finance *                               100           7

 Sapporo Breweries                                     2,000         9

 Sapporo Hokuyo *                                      1             7

 Secom                                                 1,000         40

 Sega Sammy Holdings *ss.                              400           26

 Seibu Railway *                                       1,000         5

 Seiko Epson *                                         800           33

 Seino Transportation *ss.                             1,000         9

 Seiyu *ss.                                            3,000         7

 Sekisui Chemical *                                    3,000         23

 Sekisui House ss.                                     3,000         35

 Seven-Eleven Japan ss.                                2,000         60

 SFCG *                                                30            7

 Sharp *                                               5,000         77

 Shiga Bank *                                          1,000         6

 Shikoku Bank *                                        1,000         6

 Shikoku Electric Power *ss.                           1,300         25

 Shima Seiki Manufacturing *ss.                        100           3

 Shimachu *                                            300           7

 Shimadzu *ss.                                         1,000         6

 Shimamura *ss.                                        100           7

 Shimano                                               1,500         41

 Shimizu *ss.                                          4,000         20

 Shin-Etsu Chemical                                    2,100         83

 Shinko Electric Industries *                          100           3

 Shinko Securities *                                   4,000         12

 Shinsei Bank *ss.                                     4,000         24

 Shionogi & Co. *                                      2,000         25

 Shiseido *ss.                                         2,000         28

 Shizuoka Bank *                                       4,000         40

 Showa Denko ss.                                       5,000         12

 Showa Shell Sekiyu                                    600           5

 Sky Perfect Communications *                          2             2

 Skylark                                               600           10

 SMBS Friend Securities *ss.                           500           3

 SMC                                                   400           47

 Softbank *                                            1,000         47

 Softbank Investment *                                 20            8

 Sohgo Security Services *ss.                          2,100         30

 Sompo Japan Insurance *                               5,000         49

 Sony *                                                6,200         230

 Square Enix *                                         300           9

 Stanley Electric *ss.                                 1,300         20

 Sumisho Computer Systems *ss.                         1,100         24

 Sumisho Lease *                                       100           4

 Sumitomo *                                            5,000         43

 Sumitomo Bakelite *ss.                                2,000         13

 Sumitomo Chemicals *                                  8,000         41

 Sumitomo Electric Industries *                        3,000         33

 Sumitomo Forestry *                                   1,000         10

 Sumitomo Heavy Industries *                           3,000         13

 Sumitomo Metal Industries *                           25,000        38

 Sumitomo Metal Mining *                               4,000         28

 Sumitomo Mitsui Financial ss.                         31            218

 Sumitomo Osaka Cement *                               3,000         7

 Sumitomo Realty & Development *                       3,000         42

 Sumitomo Rubber Industries ss.                        2,000         19

 Sumitomo Trust & Banking *                            7,000         47

 Suruga Bank *                                         1,000         8

 Suzuken *                                             300           8

 Suzuki Motor ss.                                      3,000         55

 T&D Holdings *                                        1,050         49

 Taiheiyo Cement *                                     6,000         16

 Taisei *                                              5,000         19

 Taisho Pharmaceutical *                               2,000         42

 Taiyo Nippon Sanso *ss.                               2,000         12

 Taiyo Yuden *ss.                                      1,000         11

 Takara Holdings *ss.                                  1,000         9

 Takashimaya *                                         2,000         19

 Takeda Chemical Industries *                          4,700         223

 Takefuji                                              400           28

 Tanabe Seiyaku *                                      1,000         11

 TDK *                                                 700           49

 Teijin                                                4,000         17

 Teikoku Oil                                           1,000         6

 TEPCO *                                               6,800         162

 Terumo *                                              1,100         32

 The 77 Bank *                                         2,000         14

 The Chugoku Bank *                                    1,000         13

 The Higo Bank *                                       1,000         8

 The Hyakugo Bank *                                    2,000         13

 The Yokohama Rubber Company *                         1,000         4

 THK *ss.                                              800           16

 Tobu Railway *                                        5,000         20

 Toda Corp. *                                          1,000         5

 Toho *                                                800           13

 Toho Gas *                                            3,000         11

 Tohoku Electric Power *                               2,600         46

 Tokai Rika *                                          100           2

 Tokuyama Corp. *ss.                                   1,000         6

 Tokyo Broadcasting *                                  200           3

 Tokyo Electron *ss.                                   800           47

 Tokyo Gas *                                           12,000        50

 Tokyo Steel Manufacturing *ss.                        800           12

 Tokyo Style *                                         1,000         12

 Tokyo Tatemono                                        1,000         7

 Tokyu *ss.                                            6,000         33

 Tokyu Land *                                          1,000         5

 Tomen *ss.                                            3,000         5

 Tonen General Sekiyu                                  2,000         19

 Toppan Forms *ss.                                     100           1

 Toppan Printing *ss.                                  4,000         43

 Toray Industries                                      7,000         33

 Toshiba *ss.                                          14,000        56

 Toshiba Tec Corp. *                                   1,000         5

 Tosoh *                                               3,000         14

 Tostem Inax Holding *                                 3,000         55

 Toto *                                                2,000         18

 Toyo Information *                                    200           9

 Toyo Seikan Kaisha *                                  1,000         19

 Toyo Suisan Kaisha *                                  2,000         28

 Toyobo *                                              3,000         7

 Toyoda Gosei *ss.                                     1,100         22

 Toyota Industries *                                   900           22

 Toyota Motor                                          18,900        738

 Toyota Tsusho *ss.                                    1,000         15

 Trend Micro                                           500           22

 TV Asahi *                                            1             2

 Ube Industries *                                      5,000         9

 UFJ *                                                 26            156

 UFJ Tsubasa Securities *                              3,000         13

 ULVAC *                                               200           5

 Uni-Charm *ss.                                        200           9

 UNY *                                                 1,000         12

 Ushio *ss.                                            1,000         20

 USS ss.                                               120           10

 Victor Company of Japan *                             1,000         8

 Wacoal *                                              1,000         11

 West Japan Railway *                                  8             32

 World Company *ss.                                    200           7

 Yahoo Japan *                                         15            76

 Yakult Honsha *ss.                                    1,000         18

 Yamada Denki *ss.                                     600           25

 Yamaguchi Bank *                                      1,000         12

 Yamaha *                                              1,100         17

 Yamaha Motor                                          1,000         16

 Yamanouchi Pharmaceutical *                           2,400         87

 Yamato Transport *                                    2,000         30

 Yamazaki Baking                                       2,000         19

 YASKAWA Electric *ss.                                 1,000         6

 Yokogawa Electric *                                   1,000         13

 York-Benimaru                                         100           3

 Yoshinoya D&C *                                       1             2

 Zeon *ss.                                             1,000         8

 Total Japan (Cost $12,407)                                          13,716

 LUXEMBOURG  0.0%
 Common Stocks  0.0%
 SES Global GDR *                                      2,050         26

 Total Luxembourg (Cost $25)                                         26

 NETHERLANDS  4.7%
 Common Stocks  4.7%
 ABN Amro Holdings *                                   11,801        320

 Aegon *                                               10,304        140

 Akzo Nobel *                                          2,013         84

 ASML Holding *ss.                                     3,507         57

 Corio                                                 359           21

 DSM *                                                 714           44

 Fortis (Unified shares)                               2,916         79

 Heineken *                                            1,899         65

 Heineken Holding *                                    513           16

 ING Groep GDS                                         15,262        441

 Koninklijke Numico *                                  1,227         47

 Philips Electronics                                   9,122         238

 Randstad Holding *                                    600           23

 Reed Elsevier                                         4,903         66

 Rodamco Europe *                                      511           39

 Royal Ahold *                                         10,609        88

 Royal Dutch Petroleum ss.                             14,507        844

 Royal KPN                                             16,113        155

 TPG *                                                 3,170         87

 Unilever GDS                                          3,961         259

 VNU                                                   1,867         55

 Wolters Kluwer GDS *                                  2,212         40

 Total Netherlands (Cost $2,962)                                     3,208

 NEW ZEALAND  0.2%
 Common Stocks  0.2%
 Air New Zealand *                                     395           1

 Auckland International Airport *                      1,522         9

 Briscoe Group *                                       95            0

 Carter Holt Harvey *                                  3,779         6

 Contact Energy                                        1,630         7

 Fisher & Paykel Appliances                            1,226         4

 Fisher & Paykel Healthcare                            2,385         5

 Fletcher Building *                                   3,015         14

 Independent Newspapers *                              3,598         15

 Infratil Limited                                      1,016         3

 Infratil Limited, Warrants, 7/10/09 *                 203           0

 Kiwi Income Property Trust, Equity Units              6,039         5

 NGC Holdings *                                        1,302         3

 Port of Tauranga *                                    94            0

 Ports of Auckland *                                   30            0

 Sanford                                               733           2

 Sky City *                                            2,054         8

 Sky Network Television *                              776           3

 Telecom Corporation of New Zealand                    13,494        59

 Tower *                                               2,200         3

 Warehouse Group                                       1,391         4

 Westpac Trust Investments                             165           2

                                                                     153

 Preferred Stocks  0.0%
 Tenon Limited *                                       877           1

                                                                     1

 Total New Zealand (Cost $114)                                       154

 NORWAY  0.5%
 Common Stocks  0.5%
 DnB Holding *                                         6,902         63

 Norsk Hydro *                                         1,387         106

 Norske Skogsindustrier *                              926           18

 Orkla, Series A                                       1,426         47

 Statoil ASA *                                         2,872         44

 Storebrand ASA *                                      1,907         17

 Telenor *                                             5,836         54

 Yara International *ss.                               1,662         19

 Total Norway (Cost $276)                                            368

 PORTUGAL  0.4%
 Common Stocks  0.4%
 Banco BPI *ss.                                        3,951         16

 Banco Comercial Portugues                             16,100        45

 Banco Espirito Santo *                                501           9

 Brisa-Auto Estradas de Portugal *ss.                  2,799         26

 CIMPOR *                                              1,339         7

 Electricidade de Portugal *ss.                        18,338        54

 Portugal Telecom *                                    8,697         108

 PT Multimedia-Servicos de Telecomunicacoes e          255           7
Multimedia
 Total Portugal (Cost $226)                                          272

 SINGAPORE  0.8%
 Common Stocks  0.8%
 Allgreen Properties                                   1,000         1

 BIL International                                     9,500         6

 Capitacommercial, REIT                                400           0

 CapitaLand *                                          6,000         8

 Capitamall Trust, REIT *                              6,000         7

 Chartered Semiconductor Manufacturing *               4,000         2

 China Aviation Oil Singapore Corporation *            1,400         1

 City Developments *                                   4,000         17

 ComfortDelGro Corporation *                           13,012        12

 Creative Technology                                   350           5

 Cycle & Carriage *                                    1,000         6

 Datacraft Asia (USD) *                                3,000         4

 DBS Group *                                           7,000         68

 Fortune, REIT (HKD) *                                 2,000         2

 Fraser & Neave *                                      1,000         10

 Haw Par *                                             1,103         3

 Hong Leong Finance *                                  2,000         4

 iShares MSCI Singapore (USD)                          1,000         7

 Keppel *                                              4,000         22

 Keppel Land *                                         2,000         3

 Mobileone *                                           4,650         5

 NatSteel *                                            4,000         5

 Neptune Orient Lines *                                3,000         6

 Noble Group *                                         4,000         4

 Overseas Chinese Banking *                            7,000         59

 Overseas Union Enterprise *                           1,000         5

 Pacific Century Regional Developments *               3,600         1

 Parkway                                               2,000         2

 People's Food Holdings *                              2,000         2

 Sembcorp                                              5,000         6

 Sembcorp Logistics                                    2,000         2

 Sembcorp Marine *                                     7,000         6

 Singapore Airlines                                    4,000         29

 Singapore Exchange *                                  6,000         7

 Singapore Land *                                      1,000         3

 Singapore Post                                        6,000         3

 Singapore Press                                       10,500        29

 Singapore Technologies Engineering *                  10,000        15

 Singapore Telecommunications *                        44,642        69

 Singapore Telecommunications CUFS GDR (AUD) *         1,237         2

 SMRT                                                  2,000         1

 ST Assembly Test Services *                           8,000         5

 United Industrial *                                   5,000         3

 United Overseas Bank                                  8,520         72

 United Overseas Land                                  2,000         3

 Venture Manufacturing                                 2,000         19

 Want Want Holdings (USD) *                            8,000         8

 Wheelock Properties                                   1,000         1

 Wing Tai Holdings                                     1,000         1

 Total Singapore (Cost $485)                                         561

 SPAIN  4.2%
 Common Stocks  4.2%
 Abertis Infraestructuras *                            2,597         59

 Acciona                                               171           15

 Acerinox ss.                                          1,691         26

 ACS Actividades                                       2,465         62

 Alba ss.                                              219           8

 Altadis, Series A *                                   1,961         86

 Amadeus Global Travel Distribution *                  1,866         18

 Antena 3 Television *                                 144           11

 Banco Bilbao Vizcaya Argentaria ss.                   23,160        391

 Banco de Sabadell ss.                                 2,118         54

 Banco Popular Espanol                                 1,362         91

 Banco Santander Central Hispano                       43,479        516

 Bankinter                                             485           25

 Cia Espanola de Petroleos *                           347           14

 Corporacion Mapfre                                    775           11

 Endesa                                                7,061         161

 FCC                                                   341           17

 Gamesa ss.                                            785           11

 Gas Natural ss.                                       1,494         43

 Gestevision Telecino *                                630           14

 Grupo Ferrovial ss.                                   488           29

 Iberdrola                                             6,253         155

 Inditex                                               1,663         47

 Promotora de Informaciones *ss.                       570           11

 Repsol                                                8,460         217

 Sogecable *                                           610           24

 Telefonica                                            34,280        625

 Terra Networks *                                      1,811         7

 Union Electrica Fenosa                                2,035         55

 Vallehermoso ss.                                      853           14

 Zardoya Otis ss.                                      560           14

 Total Spain (Cost $2,267)                                           2,831

 SWEDEN  2.5%
 Common Stocks  2.5%
 Ainax AB *                                            122           5

 Assa Abloy, Series B *                                2,300         36

 Atlas Copco, Series A *                               951           44

 Atlas Copco, Series B *                               244           11

 Electrolux, Series B *                                1,888         40

 ForeningsSparbanken, Series A *                       2,576         60

 Gambro, Series A *                                    1,846         27

 Gambro, Series B *ss.                                 455           7

 Hennes & Mauritz, Series B                            1,946         64

 Holmen, Series B *ss.                                 415           14

 Industrivarden, Series A *                            1,065         25

 Industrivarden, Series C *                            174           4

 Investor, Series A *                                  915           11

 Investor, Series B *                                  4,360         55

 iShares MSCI Sweden (USD)                             800           16

 LM Ericsson *                                         105,039       309

 NORDEA *                                              19,064        177

 Sandvik, Series A *                                   1,828         75

 Scania, Series B *                                    647           26

 SEB, Series A *                                       4,676         83

 Securitas, Series B                                   2,321         37

 Skandia Forsakrings *                                 6,808         35

 Skanska *                                             2,588         30

 SKF, Series B *                                       656           30

 SKF, Series A *                                       101           5

 SSAB Svenskt Stal, Series B *                         203           4

 SSAB Svenskt Stal, Series A *                         452           11

 Svenska Cellulosa, Series B *                         1,299         50

 Svenska Handelsbanken, Series A *                     4,510         107

 Swedish Match *                                       2,281         27

 Tele2, Series B ss.                                   1,110         38

 TeliaSonera *                                         14,901        85

 Volvo, Series A *                                     1,045         41

 Volvo, Series B *                                     2,013         82

 Total Sweden (Cost $1,385)                                          1,671

 SWITZERLAND  6.4%
 Common Stocks  6.4%
 ABB *                                                 13,110        72

 Adecco                                                963           50

 Baloise *                                             381           18

 Ciba Specialty Chemicals *                            500           36

 Clariant *                                            1,479         24

 Compagnie Financiere Richemont, Equity Units, Class A 3,483         109
*
 Converium Holding *                                   951           9

 Credit Suisse Group *                                 8,079         326

 Givaudan *                                            56            35

 Holcim *                                              1,191         75

 iShares MSCI Switzerland (USD)                        3,600         60

 Julius Baer                                           58            20

 Keuhne & Nagel *                                      44            9

 Lonza Group *                                         320           20

 Nestle                                                2,728         716

 Nobel Biocare Holding *                               163           29

 Novartis *                                            19,572        939

 Pargesa Holdings *                                    11            39

 Roche Holding (Bearer shares) *                       115           14

 Roche Holding (Participation certificates)            4,797         512

 Schindler Holding *                                   16            6

 Schindler Holding (Participation certificates) *      20            7

 Serono *                                              38            24

 Societe Generale de Surveillance *                    38            27

 Straumann *                                           50            11

 Swatch (Bearer shares) *                              254           35

 Swatch (Registered shares) *                          455           13

 Swiss Life Holding *                                  188           28

 Swiss Re *                                            2,145         147

 Swisscom *                                            184           70

 Syngenta *                                            735           79

 Synthes *                                             305           35

 UBS                                                   7,793         632

 Zurich Financial Services *                           957           160

 Total Switzerland (Cost $3,908)                                     4,386

 THAILAND  0.0%
 Common Stocks  0.0%
 Total Access Communications (USD) *                   600           2

 Total Thailand (Cost $2)                                            2

 UNITED KINGDOM  23.7%
 Common Stocks  23.7%
 3i Group                                              4,232         56

 Aegis *                                               6,766         13

 Alliance & Leicester *                                3,086         52

 Alliance Trust *                                      349           18

 Alliance UniChem *                                    1,724         24

 Allied Domecq                                         7,667         71

 Amvescap *                                            5,618         37

 Anglo American *                                      9,886         230

 Antofagasta *                                         512           12

 Associated British Foods                              2,743         39

 Associated British Ports *                            2,167         19

 AstraZeneca                                           11,548        434

 Aviva *                                               15,212        182

 AWG                                                   996           16

 Barclays *                                            44,910        493

 BBA *                                                 4,203         26

 BG Group *                                            23,383        159

 BHP Billiton PLC *                                    16,454        204

 BOC                                                   3,409         63

 Boots Group                                           5,189         65

 BP                                                    149,999       1,488

 BPB                                                   3,461         34

 Bradford & Bingley *                                  4,120         26

 Brambles Industries PLC *                             4,640         24

 British Aerospace *                                   21,065        97

 British Airport Authorities                           7,354         86

 British Airways *                                     3,748         19

 British America Tobacco *                             10,816        187

 British Land                                          3,544         58

 British Sky Broadcasting                              9,680         103

 BT Group                                              57,044        224

 Bunzl                                                 2,828         24

 Burberry Group                                        1,190         9

 Cable & Wireless                                      16,516        38

 Cadbury Schweppes                                     14,261        128

 Cairn Energy *                                        1,025         21

 Capita                                                4,302         29

 Carnival                                              1,396         84

 Centrica                                              25,285        111

 Cobham                                                770           19

 Compass                                               14,966        68

 Corus *                                               28,696        29

 Daily Mail & General Trust                            1,832         25

 Diageo                                                20,159        275

 Dixons                                                13,424        40

 DX Services *                                         478           3

 Electrocomponents                                     3,005         17

 EMAP                                                  1,653         26

 EMI *                                                 5,074         25

 Enterprise Inns                                       2,422         34

 Exel *                                                2,060         31

 Foreign and Colonial Investment Trust *               6,343         24

 Friends Provident *                                   13,789        41

 Gallaher *                                            4,499         66

 GKN *                                                 4,661         21

 GlaxoSmithKline                                       40,829        907

 Group 4 Securicor *                                   8,763         22

 GUS                                                   6,715         122

 Hammerson *                                           1,914         31

 Hanson *                                              5,085         47

 Hays                                                  11,037        26

 HBOS *                                                26,915        430

 HHG *                                                 18,819        22

 Hilton Group                                          10,935        61

 HSBC                                                  77,044        1,279

 ICAP                                                  3,149         17

 Imperial Chemical Industries *                        8,260         37

 Imperial Tobacco Group                                4,868         128

 Intercontil Hotels                                    4,308         54

 International Power *                                 10,301        33

 Invesys *                                             41,576        15

 iShares MSCI United Kingdom (USD)                     10,600        187

 ITV                                                   27,890        61

 J Sainsbury                                           8,711         46

 Jardine Lloyd Thomson Group *                         813           6

 Johnson Matthey                                       1,417         27

 Johnston Press *                                      1,974         20

 Kelda Group                                           2,625         30

 Kesa Electricals                                      3,410         21

 Kingfisher                                            15,925        92

 Land Securities                                       3,223         84

 Legal & General Group *                               44,216        96

 Liberty International *                               2,231         41

 Lloyds TSB *                                          37,123        347

 Logica CMG *                                          5,179         17

 Lonmin                                                981           18

 Man Group                                             2,111         54

 Marks & Spencer                                       11,404        77

 Matalan                                               1,523         7

 Misys *                                               3,640         15

 Mitchells & Butlers                                   3,347         20

 mmO2 *                                                57,759        137

 National Grid Group                                   20,622        201

 Next Group                                            1,815         54

 Northern Rock *                                       2,919         43

 Old Mutual *                                          26,564        63

 Pearson *                                             5,477         64

 Peninsular & Oriental Steam Navigation *              5,106         30

 Persimmon *                                           1,847         25

 Premier Farnell *                                     1,971         6

 Provident Financial *                                 1,642         21

 Prudential *                                          15,747        136

 Rank *                                                4,146         21

 Reckitt Benckiser *                                   4,649         138

 Reed Elsevier (Ordinary shares)                       8,829         80

 Rentokil Initial *                                    12,549        36

 Reuters *                                             9,905         74

 Rexam *                                               3,789         32

 Rio Tinto (Ordinary shares)                           7,109         222

 RMC                                                   1,850         29

 Rolls-Royce Group *                                   11,758        58

 Royal & Sun Alliance *                                18,867        31

 Royal Bank of Scotland                                21,988        729

 SABMiller                                             6,672         102

 Sage Group *                                          8,876         33

 Schroders *                                           1,118         16

 Schroders (Non-Voting Shares) *                       434           6

 Scottish & Newcastle *                                6,128         51

 Scottish & Southern Energy *                          5,715         96

 Scottish Mortgage Investment Trust                    2,117         13

 Scottish Power                                        12,809        102

 Severn Trent                                          2,385         41

 Shell Transport & Trading                             66,785        584

 Shire Pharmaceuticals *                               3,331         39

 Signet Group *                                        11,043        23

 Slough Estates *                                      2,701         26

 Smith & Nephew *                                      6,315         62

 Smiths *                                              3,858         61

 Standard Chartered                                    8,663         159

 Tate & Lyle                                           3,092         26

 Tesco                                                 51,201        297

 TI Automotive *                                       270           0

 Tomkins                                               4,972         25

 Travis Perkins *                                      750           27

 Trinity Mirror *                                      1,889         24

 Unilever N.V.                                         19,418        184

 United Business Media                                 2,423         25

 United Utilities                                      4,495         54

 United Utilities, Class A                             984           9

 Vodafone                                              452,539       1,172

 WH Smith                                              1,003         7

 Whitbread                                             2,049         34

 William Hill                                          2,561         28

 William Morrison Supermarkets                         18,388        70

 Witan Investment Trust *                              2,354         15

 Wolseley *                                            4,023         83

 WPP Group *                                           7,851         85

 Xstrata *                                             3,277         57

 Yell Group                                            4,817         41

                                                                     16,151

 Preferred Stocks  0.0%
 ITV (Convertible shares) *                            370           0

                                                                     0

 Total United Kingdom (Cost $14,181)                                 16,151

 SHORT-TERM INVESTMENTS  0.4%
 Money Market Funds  0.4%
 T. Rowe Price Reserve Investment Fund, 2.39% #+       243,537       244

 Total Short-Term Investments (Cost $244)                            244

 SECURITIES LENDING COLLATERAL  9.7%
 Money Market Pooled Account 9.7%
 Investment in money market pooled account managed by
 JP Morgan Chase Bank, London, 2.386% #                6,622,454     6,622

 Total Securities Lending Collateral (Cost $6,622)                   6,622

 Total Investments in Securities
 109.0% of Net Assets (Cost $65,730)                              $  74,407


 (1)  Denominated in currency of country of incorporation unless otherwise noted
 ++   At January 31, 2005, a substantial number of the
      fund's international securities were valued by the
      T.Rowe Price Valuation Committee, established by the fund's
      Board of Directors.  See Note 1
 #    Seven-day yield
 *    Non-income producing
 ss.  All or a portion of this security is on loan at
      January 31, 2005 - See Note 2
 +    Affiliated company - See Note 4
 * Valued by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors
 AUD  Australian dollar
 GDR  Global Depository Receipts
 GDS  Global Depository Shares
 HKD  Hong Kong dollar
 REIT Real Estate Investment Trust
 USD  U.S. dollar

 The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price International Equity Index Fund
Un-audited January 31, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Index Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The International Equity Index Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide long-term capital growth, using the FTSE(TM) International Limited Developed ex North America Index.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions
Investment transactions are accounted for on the trade date.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At January 31, 2005, the value of loaned securities was $6,339,000; aggregate collateral consisted of $6,622,000 in the money market pooled account.


NOTE 3 - FEDERAL INCOME TAXES

At January 31, 2005, the cost of investments for federal income tax purposes was $65,730,000. Net unrealized gain aggregated $8,679,000 at period-end, of which $9,869,000 related to appreciated investments and $1,190,000 related to depreciated investments. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of January 31, 2005.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the three months ended January 31, 2005, dividend income from the Reserve Funds totaled $3,000, and the value of shares of the Reserve Funds held at January 31, 2005 and October 31, 2004 was $244,000 and $1,288,000, respectively.





Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.





                               SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Index Fund, Inc.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     March 22, 2005


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     March 22, 2005



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     March 22, 2005